Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

Note 17 – Income Taxes

The Company provides deferred U.S. federal, state, or foreign income tax benefits for all of the periods presented. The Company has also provided a valuation allowance on the net deferred tax asset because of uncertainty regarding its realizability. Realization of deferred tax assets is dependent on generating sufficient taxable income prior to the expiration of loss carryforwards.

Deferred tax assets and liabilities arise primarily from net operating loss carryforwards and temporary differences arising from the amortization of intangible assets, depreciation on property and equipment, and various accrued liabilities.

Income taxes included in the Consolidated Statements of Operations at December 31, 2021 and 2020 are detailed below:

	December 31,
	2021	2020
Current income tax (benefit)/expense:
Federal	$—	$—
State	—	—
Deferred income tax (benefit)/expense:
Federal	(22)	96
State	(3)	22
Total income tax (benefit)/expense	(25)	118

The tables below represent a reconciliation of the statutory federal income tax expense to income tax:

	December 31,
	2021	2020
Income tax expense at the federal statutory rate	21.00%	21.00%
State income taxes - net of federal income tax benefits	(5.97)%	2.96%
Permanent Differences	0.25%	1.08%
Permanent Differences – Related to Convertible Debt	0.31%	(5.04)%
Permanent Differences – Fair Value Adjustments	(56.44)%	0.00%
Prior year provision to return	(0.03)%	(0.03)%
Net change in valuation allowance	40.73%	(20.81)%
Other	0.01%	0.00%
Total income tax (benefit)	(0.14)%	(0.84)%

For the years ended December 31, 2021 and 2020, the effective tax rate was approximately (0.14%) and (0.84%), respectively. Differences between the statutory rate and the Company's effective tax rate resulted from changes in valuation allowance and permanent differences for tax purposes in the treatment of certain nondeductible expenses.

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss	$15,591	$7,349
Stock compensation	417	1
Other	49	19
Total income tax expense (benefit)	16,057	7,369
Valuation allowance	(14,536)	(6,190)
Net deferred tax assets:	1,521	1,179
Deferred tax liabilities:
Intangibles (non-goodwill)	$—	$(2)
Property and equipment	(1,747)	(1,429)
Total deferred tax liabilities	(1,747)	(1,431)
Total net deferred tax liability	$(226)	$(252)

The ultimate realization of deferred tax assets is dependent upon the existence, or generation, of taxable income in the periods when those temporary differences and net operating loss carryovers are deductible. Management considers the scheduled reversal of deferred tax liabilities, taxes paid in carryover years, projected future taxable income, available tax planning strategies, and other factors in making this assessment. Based on available evidence, management does not believe it is more likely than not that all of the deferred tax assets will be realized. Accordingly, the Company has established a valuation allowance equal to the net realizable deferred tax assets. The valuation allowance increased by $8,347 in 2021.

At December 31, 2021 and 2020, the Company had total domestic Federal net operating loss carryovers of approximately $63,391 and $29,836, respectively. Federal net operating losses generated prior to 2018 expire in 2037. Federal net operating losses generated after 2017 have an indefinite carryforward and are only available to offset 80% taxable income beginning in 2021. The determination of state NOL carryforwards is dependent upon apportionment percentages and state laws that can change from year to year and that can thereby impact the amount of such carryforwards. The majority of the state NOLs have an indefinite carryforward.

Accounting for uncertainty in income taxes is based on a recognition threshold and measurement attribute for the Consolidated Financial Statements recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company recognizes in its Consolidated Financial Statements only those tax positions that are more-likely-than-not to be sustained as of the adoption date, based on the technical merits of the position. Each year the Company performs a comprehensive review of its material tax positions. Our policy is to recognize interest and penalties related to uncertain tax benefits in income tax expense.

As the Company had no uncertain tax benefits during 2021 and 2020, there was no accrued interest or penalties related to uncertain tax positions.

The 2017 through 2020 tax years remain open to examination by the Internal Revenue Service and, with few exceptions, various other state tax agencies. These taxing authorities have the authority to examine those tax years until the applicable statutes of limitations expire.

On March 27, 2020 the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was signed into law. The CARES Act provided for an increased interest deduction for tax years 2019 and 2020, as well as the deferral of the employer portion of social security taxes.